Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 5.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.90%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 523.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.50%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 523.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 475.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 556.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(13.50%)